Investment in associates (Tables)	12 Months Ended
Dec. 31, 2023
Investment in associates
Investments In Associates
	12-31-2023	12-31-2022
	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	33,451,095	37,238,428
Transportadora de Gas del Mercosur S.A.	908,973	622,392
	34,360,068	37,860,820

Summary Of Share Of The Profit Of Associates
	2023	2022	2021
	ARS 000	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	5,829,197	497,022	(3,147,522)
Transportadora de Gas del Mercosur S.A.	286,583	(149,697)	124,055
Termoeléctrica José de San Martin S.A. (Note 1.2.a)	-	-	(228,962)
Termoeléctrica Manuel Belgrano S.A. (Note 1.2.a)	-	-	(171,844)
	6,115,780	347,325	(3,424,273)